CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,249,881)	$ 1,208,696	$ 437,904
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	2,235,000
Prepaid expenses and other current assets	33,653	128,658	(57,406)
Net cash used in operating activities	(1,412,238)	635,814	(338,432)
Net cash used in investing activities	(7,543)	(1,396,125)	(471,407)
Net proceeds from issuance of ordinary shares	29,047,088	5,405,451	0
Net cash provided by financing activities	29,056,503	3,965,652	439,193
Change in cash	27,670,972	3,305,170	(374,887)
Cash, beginning of year	5,007,449	1,702,279	2,077,166
Cash, end of year	32,678,421	5,007,449	1,702,279
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(1,017,880)	1,680,250	437,904
Share-based compensation	2,288,251	0	0
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	1,998,855	(2,168,995)	(437,904)
Prepaid expenses and other current assets	31,926	(55,639)	0
Net cash used in operating activities	3,301,152	(544,384)	0
Investment in subsidiaries	(32,348,240)	(4,861,067)	0
Net cash used in investing activities	(32,348,240)	(4,861,067)	0
Net proceeds from issuance of ordinary shares	29,047,088	5,405,451	0
Net cash provided by financing activities	29,047,088	5,405,451	0
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$ 0	$ 0	$ 0